Leases - Details of Practical Expedient for COVID 19 Related Rent Concessions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of practical expedient for COVID-19 related rent concessions [Abstract]
Variable lease payments	₩ 32,711	₩ 24,380